STOCK-BASED COMPENSATION (Details 2) (Stock options, CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Options Outstanding and Exercisable
Options Outstanding (in shares)	205
Exercise price (in Canadian dollars per share)	32.01
Weighted Average Remaining Life in Years	2 years 3 months 18 days
Weighted average assumptions used in determining the fair value of options
Risk-free interest rate (as a percent)		1.30%
Expected dividend yield (as a percent)		3.30%
Expected volatility of Common Shares (as a percent)		58.70%
Weighted average expected life		2 years
Weighted average fair value per option granted (in Canadian dollars per share)		3.50
Exercise Price 31.85
Options Outstanding and Exercisable
Options Outstanding (in shares)	95
Exercise price (in Canadian dollars per share)	31.85
Weighted Average Remaining Life in Years	8 months 12 days
Exercise Price 35.62
Options Outstanding and Exercisable
Options Outstanding (in shares)	50
Exercise price (in Canadian dollars per share)	35.62
Weighted Average Remaining Life in Years	2 years
Exercise Price 32.21
Options Outstanding and Exercisable
Options Outstanding (in shares)	50
Exercise price (in Canadian dollars per share)	32.21
Weighted Average Remaining Life in Years	4 years 8 months 12 days
Exercise Price 14.54
Options Outstanding and Exercisable
Options Outstanding (in shares)	10
Exercise price (in Canadian dollars per share)	14.54
Weighted Average Remaining Life in Years	6 years 10 months 24 days